Capital and funding - Summary of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Bank loans and overdrafts, current	€ 501	€ 508
Bonds and other loans, current	4,066	4,723
Lease liabilities, current	334	340
Derivatives, current	48	102
Other financial liabilities, current	138	102
Current financial liabilities	5,087	5,775
Non-current liabilities
Bank loans and overdrafts, non-current	5	11
Bonds and other loans, non-current	22,626	21,789
Lease liabilities, non-current	1,061	1,068
Derivatives, non-current	446	529
Other financial liabilities, non-current	397	316
Non-current financial liabilities	24,535	23,713
Bank loans and overdrafts	506	519
Bonds and other loans	26,692	26,512
Lease liabilities	1,395	1,408
Derivatives	(494)	(631)
Other financial liabilities	535	418
Financial liabilities	29,622	29,488	€ 30,133
Secured liabilities	€ 5	€ 4